LifeX 2028 Income Bucket ETF Investment Objectives and Goals - LifeX 2028 Income Bucket ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LifeX 2028 Income Bucket ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LifeX 2028 Income Bucket ETF (the “Fund”) seeks to provide fixed monthly distributions, consisting of income and principal, through 2028. There can be no assurance that the Fund will achieve its investment objective.